Expense Example {- Fidelity Small Cap Stock K6 Fund} - 04.30 Fidelity Small Cap Stock K6 Fund PRO-06 - Fidelity Small Cap Stock K6 Fund - Fidelity Small Cap Stock K6 Fund	Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750